Share-Based Payment - Summary of Cash-Settled Share-Based Payment Transactions (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days	30 trading sessions
Phantom Share Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days	10 trading sessions